Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Assets Measured at Fair Value
The following table sets forth by level, within the fair value hierarchy, the Plan’s assets measured at fair value as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Common and Collective Trust Funds*	$—	$6,234,443,811	$—	$6,234,443,811
Company Stock	188,261,971	—	—	188,261,971
Money Market Fund	324,580,876	—	—	324,580,876
Self-Managed Brokerage Accounts	444,288,756	208,238,508	—	652,527,264
Total assets in the fair value hierarchy	$957,131,603	$6,442,682,319	$—	$7,399,813,922

* Includes Short Term Investment Fund.
The following table sets forth by level, within the fair value hierarchy, the Plan’s assets measured at fair value as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Common and Collective Trust Funds*	$—	$5,464,602,937	$—	$5,464,602,937
Company Stock	159,540,469	—	—	159,540,469
Money Market Fund	291,735,572	—	—	291,735,572
Self-Managed Brokerage Accounts	388,778,738	182,138,782	—	570,917,520
Total assets in the fair value hierarchy	$840,054,779	$5,646,741,719	$—	$6,486,796,498
* Includes Short Term Investment Fund.